New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
New standards and interpretations not yet adopted
31.	New standards and interpretations not yet adopted
A number of new standards are effective for annual periods beginning after January 1, 2019 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these consolidated financial statements.

•	Amendments to References to Conceptual Framework in IFRS Standards.

•	Definition of a Business (Amendments to IFRS 3).

•	Definition of Material (Amendments to IAS 1 and IAS 8).

•	IFRS 17 Insurance Contracts.

•	Interest Rate Benchmarking Reform (Amendments to IFRS 9, IAS 39 and IFRS 7).